Earnings Per Share - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Earnings Per Share [Line Items]
Dilutive options outstanding	3.2	4.2	4.7
TSARs
Earnings Per Share [Line Items]
Number of options excluded from the computation of diluted earnings per share	0	0.2	0.3
Stock Option
Earnings Per Share [Line Items]
Number of options excluded from the computation of diluted earnings per share	0	0.2	1.4